Financial income, net	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
14.	Financial income, net

Financial income, net are as follows:

	Year Ended December 31,
	2017	2016	2015
	U.S. dollars in thousands

Interest income	$39	$90	$186
Gain (loss) on foreign currency transactions, net	4	(22)	(39)
Other expenses	(5)	(8)	(12)

Total	$38	$60	$135